American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2024

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.4%
Focused Dynamic Growth Fund Investor Class(2)	356,931	22,240,360
Focused Large Cap Value Fund Investor Class	3,952,761	43,954,702
Growth Fund Investor Class	565,147	32,592,002
Heritage Fund Investor Class	1,197,253	30,781,375
Mid Cap Value Fund Investor Class	1,604,696	26,974,935
Small Cap Growth Fund Investor Class(2)	511,873	10,708,381
Small Cap Value Fund Investor Class	972,746	10,593,205
Sustainable Equity Fund Investor Class	916,243	50,255,942
		228,100,902
International Equity Funds — 34.6%
Emerging Markets Fund Investor Class	2,422,797	27,498,748
Global Real Estate Fund Investor Class	888,139	12,229,677
International Growth Fund Investor Class	2,595,525	32,833,386
International Small-Mid Cap Fund Investor Class	1,808,022	17,899,418
International Value Fund Investor Class	1,388,881	12,402,707
Non-U.S. Intrinsic Value Fund Investor Class	1,820,980	17,572,456
		120,436,392
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $231,891,283)		348,537,294
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$348,537,294

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$21,177	—	—	$1,063	$22,240	357	—	—
Focused Large Cap Value Fund	44,232	$248	$1,697	1,172	43,955	3,953	$153	$208
Growth Fund	32,780	904	1,668	576	32,592	565	420	—
Heritage Fund	29,020	—	147	1,908	30,781	1,197	(14)	—
Mid Cap Value Fund	27,999	101	1,303	178	26,975	1,605	(9)	101
Small Cap Growth Fund(3)	10,946	—	273	35	10,708	512	(50)	—
Small Cap Value Fund	11,063	24	43	(451)	10,593	973	—	24
Sustainable Equity Fund	50,814	—	1,101	543	50,256	916	401	—
Emerging Markets Fund	30,496	206	3,551	348	27,499	2,423	362	—
Global Real Estate Fund	11,563	9	—	658	12,230	888	—	—
International Growth Fund	33,771	69	398	(609)	32,833	2,596	(59)	—
International Small-Mid Cap Fund	18,532	—	—	(633)	17,899	1,808	—	—
International Value Fund	12,801	—	242	(156)	12,403	1,389	(14)	—
Non-U.S. Intrinsic Value Fund	18,028	—	—	(455)	17,573	1,821	—	—
	$353,222	$1,561	$10,423	$4,177	$348,537	21,003	$1,190	$333
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.